Acquisitions of businesses (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Currently marketed products		$ 451	$ 12,970
Acquired research and development	$ 1,223	690	730
Other intangible assets			15
Deferred tax assets	8	39	555
Inventories		4
Trade receivables and other current assets		1	3
Cash and cash equivalents	20	1	25
Payables and other liabilities including deferred tax liabilities	(326)	(372)	(212)
Net identifiable assets acquired	925	814	14,086
Acquired liquidity	(20)	(1)	(25)
Goodwill	94	56	2,438
Net assets recognized as a result of business combinations	999	869	16,499
Goodwill expected to be deductible for tax purposes	$ 0	$ 18	$ 2,400